Other Current Assets (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Other Current Assets [Abstract]
Grants from the Chief Scientist-ME	$ 124,862	$ 33,954
Government authorities	14,579	50,290
Account receivables	11,816
Other	1,863	8,633
Total	$ 153,120	$ 92,877